Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	GRUPO TELEVISA, S.A.B.
Document Period End Date	Dec. 31, 2019
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0000912892
Amendment Flag	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Series "A" Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	116,223,846,867
Series "B" Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	52,852,735,297
Series "D" Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	84,083,838,841
Series "L" Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	84,083,838,841